UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
Portfolio of Investments
March 31, 2011 (Unaudited)

Shares	Description (1)				Value

	Common Stocks – 98.6% (73.7% of Total Investments)

	Aerospace & Defense – 1.9%

81,438	Raytheon Company				$4,142,751

	Beverages – 2.8%

90,945	Coca-Cola Company				6,034,201

	Capital Markets – 2.7%

28,630	BlackRock Inc.				5,754,916

	Commercial Banks – 4.8%

86,353	Cullen/Frost Bankers, Inc.				5,096,554
196,800	U.S. Bancorp, (2)				5,201,424

	Total Commercial Banks				10,297,978

	Commercial Services & Supplies – 2.6%

147,505	Waste Management, Inc.				5,507,837

	Communications Equipment – 2.6%

99,765	QUALCOMM, Inc.				5,470,115

	Diversified Financial Services – 2.4%

108,920	JP Morgan Chase & Co.				5,021,212

	Diversified Telecommunication Services – 2.9%

201,403	AT&T Inc.				6,162,932

	Electric Utilities – 2.5%

97,239	NextEra Energy Inc.				5,359,814

	Electrical Equipment – 2.0%

71,161	Emerson Electric Company				4,157,937

	Energy Equipment & Services – 2.6%

152,200	Seadrill Limited				5,489,854

	Food Products – 2.1%

91,500	McCormick & Company, Incorporated				4,376,445

	Gas Utilities – 2.3%

73,100	ONEOK, Inc.				4,888,928

	Health Care Providers & Services – 2.5%

134,250	AmerisourceBergen Corporation				5,310,930

	Hotels, Restaurants & Leisure – 2.8%

116,384	YUM! Brands, Inc.				5,979,810

	Household Durables – 1.9%

169,100	Leggett and Platt Inc.				4,142,950

	Household Products – 2.0%

69,015	Procter & Gamble Company				4,251,324

	Insurance – 1.9%

73,825	AFLAC Incorporated				3,896,484

	IT Services – 7.5%

97,000	Accenture Limited				5,332,090
33,710	International Business Machines Corporation (IBM)				5,497,090
162,848	Paychex, Inc.				5,106,913

	Total IT Services				15,936,093

	Machinery – 4.4%

48,400	Caterpillar Inc.				5,389,340
76,513	PACCAR Inc.				4,005,456

	Total Machinery				9,394,796

	Media – 4.1%

203,300	Shaw Communication Inc.				4,283,531
112,910	Thomson Corporation				4,430,588

	Total Media				8,714,119

	Metals & Mining – 2.6%

140,050	Southern Copper Corporation, (2)				5,639,814

	Oil, Gas & Consumable Fuels – 8.7%

63,850	Chevron Corporation, (2)				6,859,406
106,392	EQT Corporation				5,308,961
88,743	Royal Dutch Shell PLC, Class A, ADR				6,465,815

	Total Oil, Gas & Consumable Fuels				18,634,182

	Pharmaceuticals – 7.4%

109,880	Abbott Laboratories				5,389,614
32,700	Novo-Nordisk A/S				4,095,021
311,400	Pfizer Inc.				6,324,534

	Total Pharmaceuticals				15,809,169

	Road & Rail – 2.7%

58,600	Union Pacific Corporation				5,762,138

	Semiconductors & Equipment – 2.9%

162,654	Microchip Technology Incorporated				6,182,479

	Software – 2.5%

212,950	Microsoft Corporation				5,400,412

	Textiles, Apparel & Luxury Goods – 2.4%

51,005	VF Corporation				5,025,523

	Thrifts & Mortgage Finance – 2.7%

335,748	New York Community Bancorp Inc.				5,795,010

	Tobacco – 5.4%

55,694	Lorillard Inc.				5,291,484
93,789	Philip Morris International				6,155,372

	Total Tobacco				11,446,856

	Total Common Stocks (cost $178,399,628)				209,987,009

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 22.8% (17.1% of Total Investments)

	Capital Markets – 0.1%

4,651	Credit Suisse	7.900%		A	$125,205

	Commercial Banks – 3.2%

25,000	Barclays Bank PLC	8.125%		A	657,250
38,200	BB&T Capital Trust VI	9.600%		A-	1,067,308
15,000	BB&T Capital Trust VII	8.100%		A-	404,250
25,000	HSBC Holdings PLC	8.000%		A+	682,000
16,200	HSBC Holdings PLC	6.200%		A+	391,230
19,810	National City Capital Trust IV	8.000%		A-	514,466
16,307	PNC Capital Trust	7.750%		A-	428,548
4,000	Popular Inc.	8.250%		B2	88,000
48,000	Zions Bancorporation	11.000%		BB	1,307,040
50,000	Zions Bancorporation	9.500%		BB	1,310,000

	Total Commercial Banks				6,850,092

	Consumer Finance – 2.4%

63,000	Ally Financial Inc.	8.500%		B	1,566,810
28,000	Heller Financial Inc.	6.687%		A+	2,720,376
36,300	HSBC Finance Corporation	6.360%		A	855,228

	Total Consumer Finance				5,142,414

	Diversified Financial Services – 0.7%

25,000	Bank of America Corporation	8.200%		BBB	656,750
28,700	Citigroup Inc., Series F	8.500%		BBB	747,635
4,615	Citigroup Inc., Series M	8.125%		BBB	121,836

	Total Diversified Financial Services				1,526,221

	Electric Utilities – 4.3%

24,150	American Electric Power	8.750%		Baa3	667,023
11,700	BGE Capital Trust II	6.200%		BBB-	292,266
75,000	Entergy Arkansas Inc.	6.450%		BB+	1,989,848
25,000	Entergy Texas Inc.	7.875%		BBB+	701,500
20,000	Gulf Power Company	6.000%		BBB+	1,944,260
25,000	PPL Electric Utilities Corporation	6.250%		BBB-	623,438
25,000	Southern California Edison Company, Series C	6.000%		BBB+	2,399,220
5,000	Southern California Edison Company	6.500%		Baa2	496,719

	Total Electric Utilities				9,114,274

	Food Products – 1.0%

20	HJ Heinz Finance Company, 144A	8.000%		BB+	2,150,000

	Insurance – 4.8%

84,000	American Financial Group	7.000%		BBB+	2,108,400
64,700	Arch Capital Group Limited, Series B	7.875%		BBB	1,642,086
50,000	Aspen Insurance Holdings Limited	7.401%		BBB-	1,218,000
35,844	Endurance Specialty Holdings Limited	7.750%		BBB-	917,248
58,100	Principal Financial Group	6.518%		BBB	1,408,925
9,600	Principal Financial Group	5.563%		BBB	900,900
75,000	Prudential Financial Inc.	9.000%		BBB+	2,063,250

	Total Insurance				10,258,809

	Media – 0.5%

40,800	Viacom Inc.	6.850%		BBB+	1,060,392

	Multi-Utilities – 0.9%

25,000	Dominion Resources Inc.	8.375%		BBB	709,750
32,500	Scana Corporation	7.700%		BBB-	906,100
9,029	Xcel Energy Inc.	7.600%		BBB	251,638

	Total Multi-Utilities				1,867,488

	Real Estate Investment Trust – 4.2%

48,000	Apartment Investment & Management Company, Series U	7.750%		Ba3	1,198,560
56,100	Ashford Hospitality Trust Inc., Series D	8.450%		N/A	1,367,718
72,500	Dupont Fabros Technology	7.875%		Ba3	1,816,125
25,000	Equity Residential Properties Trust	8.290%		BBB	1,296,875
50,000	Kimco Realty Corporation, Series G	7.750%		Baa2	1,293,000
72,500	Vornado Realty LP	7.875%		BBB	1,964,025

	Total Real Estate Investment Trust				8,936,303

	Wireless Telecommunication Services – 0.7%

18,419	Telephone and Data Systems Inc.	7.600%		Baa2	462,869
45,400	Telephone and Data Systems Inc.	7.000%		Baa2	1,134,092

	Total Wireless Telecommunication Services				1,596,961

	Total $25 Par (or similar) Preferred Securities (cost $45,708,951)				48,628,159

Shares	Description (1)	Coupon		Ratings (3)	Value

	Convertible Preferred Securities – 2.7% (2.0% of Total Investments)

	Automobiles – 0.3%

11,300	General Motors Corporation	4.750%		B-	$544,660

	Commercial Banks – 0.9%

1,904	Wells Fargo & Company, Convertible Bond	7.500%		A	1,971,021

	Diversified Financial Services – 1.1%

19,400	CitiGroup Inc., Convertible	7.500%		N/A	2,454,100

	Professional Services – 0.4%

1,450,000	Nielsen Holdings BV Convertible Preferred	6.250%		B	824,688

	Total Convertible Preferred Securities (cost $4,851,939)				5,794,469

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 1.0% (0.7% of Total Investments)

	Commercial Banks – 0.5%

$1,000	Western Alliance Bancorporation	10.000%	9/01/15	Ba3	$1,055,000

	Insurance – 0.5%

969	Genworth Financial Inc.	7.625%	9/24/21	BBB	972,100

$1,969	Total Corporate Bonds (cost $1,955,432)				2,027,100

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 5.5% (4.1% of Total Investments)

	Commercial Banks – 1.5%

2	U.S. Bancorp.	7.189%	N/A (5)	A3	$2,062,974
1,000	Wells Fargo & Company, Series K	7.980%	N/A (5)	A-	1,095,000

	Total Commercial Banks				3,157,974

	Commercial Services & Supplies – 0.7%

2	Pitney Bowes Interntational Holdings, 144A	6.125%	4/15/50	Baa1	1,462,969

	Consumer Finance – 0.7%

1,000	Capital One Capital V, Cumulative Trust Preferred Securities	10.250%	8/15/39	BBB	1,085,000
500	Capital One Capital VI	8.875%	5/15/40	BBB	526,875

	Total Consumer Finance				1,611,875

	Diversified Financial Services – 1.0%

1,000	JP Morgan Chase & Company	7.900%	N/A (5)	A	1,094,110
1,000	MBNA Corporation, Capital Trust A	8.278%	12/01/26	BBB	1,025,000

	Total Diversified Financial Services				2,119,110

	Insurance – 1.6%

20	Axis Capital Holdings Limited	7.500%	N/A (5)	BBB	1,972,500
1,000	MetLife Inc.	10.750%	8/01/69	BBB	1,380,000

	Total Insurance				3,352,500

	Total Capital Preferred Securities (cost $10,326,822)				11,704,428

Shares	Description (1)				Value

	Investment Companies – 1.2% (0.9% of Total Investments)

152,900	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$2,611,532

	Total Investment Companies (cost $1,850,216)				2,611,532

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 2.0% (1.5% of Total Investments)

$4,175	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $4,174,956, collateralized by $4,195,000 U.S. Treasury Notes, 1.375%, due 5/15/13 value $4,262,553	0.010%	4/01/11		$4,174,955

	Total Short-Term Investments (cost $4,174,955)				4,174,955

	Total Investments (cost $247,267,943) – 133.8%				284,927,652

	Borrowings – (31.5)% (6), (7)				(67,000,000)

	Other Assets Less Liabilities – (2.3)% (8)				(4,962,688)

	Net Assets Applicable to Common Shares – 100%				$212,964,964

Investments in Derivatives
Call Options Written at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (9)	Date	Price	Value

	Call Options Written
(100)	S&P 500 INDEX	$(13,750,000)	4/16/11	$1,375	$(6,250)
(100)	S&P 500 INDEX	(14,000,000)	4/16/11	1,400	(2,500)
(100)	S&P 500 INDEX	(12,750,000)	5/21/11	1,275	(645,500)
(100)	S&P 500 INDEX	(13,000,000)	5/21/11	1,300	(455,000)
(100)	S&P 500 INDEX	(13,250,000)	5/21/11	1,325	(294,000)

(500)	Total Call Options Written (premiums received $941,993)	$(66,750,000)			$(1,403,250)

Interest Rate Swaps outstanding at March 31, 2011:
								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed	Payment	Termination	Value	(Depreciation)
Counterparty	Amount	Floating Rate	Index	Rate*	Frequency	Date	(U.S. Dollars)	(U.S. Dollars)

JPMorgan Chase	$16,750,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$13,738	$13,738
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	0.409%	Monthly	3/29/12	(4,885)	(4,885)
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	2.323%	Monthly	3/29/16	17,716	17,716

								$26,569

*         Annualized
Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$209,987,009	$—	$—	$209,987,009
$25 Par (or similar) Preferred Securities	34,018,523	14,609,636	—	48,628,159
Convertible Preferred Securities	4,969,781	824,688	—	5,794,469
Corporate Bonds	—	2,027,100	—	2,027,100
Capital Preferred Securities	2,062,974	9,641,454	—	11,704,428
Investment Companies	2,611,532	—	—	2,611,532
Short-Term Investments	—	4,174,955	—	4,174,955
Derivatives:
Call options written	(1,403,250)	—	—	(1,403,250)
Interest Rate Swaps*	—	26,569	—	26,569

Total	$252,246,569	$31,304,402	$—	$283,550,971

*	Represents net unrealized appreciation (depreciation).
During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$1,403,250

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	26,569	Unrealized depreciation on interest rate swaps*	—

Total			$26,569		$1,403,250

*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2011, the cost of investments (excluding investments in derivatives) was $248,532,151.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$39,995,382
Depreciation	(3,599,881)

Net unrealized appreciation (depreciation) of investments	$36,395,501

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Borrowings as a percentage of Total Investments is 23.5%.

(7)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2011, investments with a value of $160,150,905 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes Value of derivative instruments as noted in Investments in Derivatives.

(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/R	Not rated.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

USD - LIBOR United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011